Commitments (Details)	Feb. 28, 2025 CAD ($)
2025
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 737,762
2026
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 2,827,145